Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue [Line Items]
Health Care Services	€ 3,455,197,000	€ 3,384,807,000	€ 6,772,505,000	€ 6,593,602,000
Dialysis services	3,120,267,000	2,806,544,000	6,077,648,000	5,454,837,000
Care Coordination Revenue	334,930,000	578,263,000	694,857,000	1,138,765,000
Health Care Products	889,835,000	828,898,000	1,705,084,000	1,595,732,000
Dialysis Products Revenue	872,466,000	810,000,000	1,669,141,000	1,557,692,000
Non-dialysis Product Revenue	17,369,000	18,898,000	35,943,000	38,040,000
Revenue	4,345,032,000	4,213,705,000	8,477,589,000	8,189,334,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	3,399,204,000	3,334,770,000	6,656,129,000	6,490,307,000
Dialysis services	3,120,267,000	2,806,544,000	6,077,648,000	5,454,837,000
Care Coordination Revenue	278,937,000	528,226,000	578,481,000	1,035,470,000
Health Care Products	856,738,000	801,202,000	1,638,197,000	1,550,300,000
Dialysis Products Revenue	839,369,000	782,304,000	1,602,254,000	1,512,260,000
Non-dialysis Product Revenue	17,369,000	18,898,000	35,943,000	38,040,000
Revenue	4,255,942,000	4,135,972,000	8,294,326,000	8,040,607,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	55,993,000	50,037,000	116,376,000	103,295,000
Dialysis services	0		0	0
Care Coordination Revenue	55,993,000	50,037,000	116,376,000	103,295,000
Health Care Products	33,097,000	27,696,000	66,887,000	45,432,000
Dialysis Products Revenue	33,097,000	27,696,000	66,887,000	45,432,000
Non-dialysis Product Revenue	0		0	0
Revenue	€ 89,090,000	€ 77,733,000	€ 183,263,000	€ 148,727,000